Borrowings	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Borrowings

NOTE 10. BORROWINGS

December 31 (Dollars in millions)	2015			2014

Short-term borrowings		Amount	Average Rate(a)	Amount	Average Rate(a)
GE
Commercial paper		$500	0.15%	$500	0.10%
Current portion of long-term borrowings		17,777	2.10	2,068	1.05
Other		1,522		1,304
Total GE short-term borrowings(b)		19,799		3,872

GE Capital
Commercial paper
U.S.		650	0.46	22,019	0.19
Non-U.S.		4,351	0.01	2,993	0.25
Current portion of long-term borrowings(c)		24,996	4.28	36,920	2.15
Intercompany payable to GE(d)		17,649		-
GE interest plus notes(f)		-		5,467	1.01
Other(e)		1,005		16
Total GE Capital short-term borrowings		48,650		67,416

Eliminations(d)		(18,556)		(863)
Total short-term borrowings		$49,892		$70,425

Long-term borrowings	Maturities	Amount	Average Rate(a)	Amount	Average Rate(a)
GE
Senior notes	2017-2055	$72,840	3.23%	$11,945	4.25%
Subordinated notes	2021-2037	2,954	3.68	-
Subordinated debentures(g)	2066-2067	6,678	6.14	-
Other		1,298		523
Total GE long-term borrowings(b)		83,770		12,468

GE Capital
Senior notes(c)	2017-2039	59,254	2.54	158,600	2.65
Subordinated notes		249		4,804	3.36
Subordinated debentures(g)		-		7,085	5.88
Intercompany payable to GE(d)		67,465		-
Other(e)		2,094		3,686
Total GE Capital long-term borrowings		129,062		174,174

Eliminations(d)		(67,531)		(46)
Total long-term borrowings		$145,301		$186,596
Non-recourse borrowings of
consolidated securitization entities(h)	2016-2017	$3,083	1.00%	$4,403	0.97%
Total borrowings		$198,276		$261,424

  Based on year-end balances and year-end local currency effective interest rates, including the effects from hedging.
  Excluding assumed debt of GE Capital, GE total borrowings is $18,455 million.
  Included $160 million and $439 million of obligations to holders of GICs at December 31, 2015 and 2014, respectively. These obligations included conditions under which certain GIC holders could require immediate repayment of their investment should the long-term credit ratings of GE Capital fall below AA-/Aa3. The remaining outstanding GICs will continue to be subject to their scheduled maturities and individual terms, which may include provisions permitting redemption upon a downgrade of one or more of GE Capital’s ratings, among other things.
  Included $85,114 million of GE Capital debt assumed by GE and maintained as intercompany payable to GE at December 31, 2015.
  Included $2,721 million and $3,830 million of funding secured by aircraft and other collateral at December 31, 2015 and 2014, respectively, of which $1,537 million and $1,183 million is non-recourse to GE Capital at December 31, 2015 and 2014, respectively.
  Entirely variable denomination floating-rate demand notes. The GE Interest Plus program was closed effective August 31, 2015.
  Included $2,587 million of subordinated debentures, which constitute the sole assets of trusts that have issued trust preferred securities and where GE owns 100% of the common securities of the trusts. Obligations associated with these trusts are unconditionally guaranteed by GE.
  Included $918 million and $773 million of current portion of long-term borrowings at December 31, 2015 and 2014, respectively. See Note 21.

On May 28, 2015, GE issued €3,150 million senior unsecured debt, composed of €650 million of Floating Rate Notes due 2020, €1,250 million of 1.250% Notes due 2023 and €1,250 million of 1.875% Notes due 2027. On October 9, 2015, $2.0 billion of long-term debt issued by GE matured.

On April 10, 2015, GE provided a full and unconditional guarantee on the payment of the principal and interest on all tradable senior and subordinated outstanding long-term debt securities and all commercial paper issued or guaranteed by GE Capital. $92.6 billion of such debt was assumed by GE on December 2, 2015 upon its merger with GE Capital resulting in an intercompany payable to GE. Prior to the merger $36 billion notional of GE Capital debt was exchanged into a new GE Capital international entity, including $16.2 billion which was exchanged into Six Month Notes and of which $14.9 billion was classified in long-term borrowings prior to exchange.

As part of the GE Capital Exit Plan, on September 21, 2015 GE Capital commenced private offers to exchange up to $30 billion of certain outstanding debt for new notes with maturities of six months, five years, ten years or twenty years. On October 19, 2015, given the high level of participation, the offering was increased by $6 billion with the aggregate principal amount of $36 billion of outstanding notes (representing $31 billion of outstanding principal and $5 billion of premium) being tendered for exchange and settled on October 26, 2015. The new notes that were issued at closing are composed of $15.3 billion of 0.964% Six Month Notes due April 2016, £0.8 billion of 1.363% Six Month Notes due April 2016, $6.1 billion of 2.342% Notes due 2020, $2.0 billion of 3.373% Notes due 2025 and $11.5 billion of 4.418% Notes due 2035.

December 31 (in millions)	2015

	Borrowings from debt exchange(a)	Borrowings assumed by GE	Borrowings guaranteed by GE
Short-term borrowings
GE
Current portion of long-term borrowings	$-	$17,649	$-
GE Capital
Commercial paper-Non U.S.	-	-	4,351
Current portion of long-term borrowings	15,430	-	24,334
Other	789	-	789
Total short-term borrowings	$16,219	$17,649	$29,474

Long-term borrowings
GE
Senior unsecured notes	$-	$57,433	$-
Subordinated notes	-	2,954	-
Subordinated debentures	-	6,678	-
Other	-	400	-
GE Capital
Senior unsecured notes	16,756	-	56,355
Other	-	-	-
Total long-term borrowings	$16,756	$67,465	$56,355
Total borrowings	$32,975	$85,114	$85,829

(a) Included $4.5 billion in additional bonds issued as a premium that will accrete up to face value ($36 billion) to the maturity date.

Additional information about borrowings and associated swaps can be found in Notes 20 and 28

Liquidity is affected by debt maturities and our ability to repay or refinance such debt. Long-term debt maturities over the next five years follow.

(In millions)	2016		2017	2018	2019	2020

GE(a)	$17,777		$16,723	$7,953	$3,749	$7,306
GE Capital	24,996	(b)	8,520	7,681	5,714	11,419

  Included borrowings assumed by GE as part of the merger, for which GE has an offsetting amount due from GE Capital, of $17,649 million, $12,454 million, $7,898 million, $3,707 million and $6,548 million in 2016, 2017, 2018, 2019, and 2020, respectively.
  Fixed and floating rate notes of $458 million contain put options with exercise dates in 2016, and which have final maturity beyond 2019

Committed credit lines totaling $45.6 billion had been extended to us by 48 banks at year-end 2015. $45.6 billion under these credit lines can be on-lent to GE Capital. The GE lines include $24.5 billion of revolving credit agreements under which we can borrow funds for periods exceeding one year. Additionally, $20.9 billion are 364-day lines that contain a term-out feature that allows us to extend the borrowings for two years from the date on which such borrowings would otherwise be due.